Expense Example	Aug. 31, 2024 USD ($)
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	311
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	311
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	311
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	311
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Personal Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	983
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Private Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	683
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Reserve Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,357
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Resource Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 511